Significant Accounting Policies	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Principles of Consolidation

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Scientific Industries, Inc., Scientific Packaging Industries, Inc., an inactive wholly-owned subsidiary, Altamira Instruments, Inc. (“Altamira”), a Delaware corporation and wholly-owned subsidiary (discontinued operation as of November 30, 2020), and Scientific Bioprocessing Holdings, Inc. (“SBHI”), a Delaware corporation and wholly-owned subsidiary, which holds 100% of the outstanding stock of Scientific Bioprocessing, Inc. (“SBI”), a Delaware corporation, and aquila biolabs GmbH (“Aquila”), a German corporation, since its acquisition on April 29, 2021, (all collectively referred to as the “Company”). All material intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going concern considerations

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. However, for the reasons described below, Company management does not believe that cash on hand and cash flows generated internally by the Company will be adequate to fund its overhead and other cash requirements over the next twelve months. These reasons raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are to be filed.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management is in plans to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its operating expenses and seeking third party equity and/or debt financing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. These financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Restatement Background

On April 12, 2023, the management of Scientific Industries, Inc. (the "Company"), together with the Company's Board of Directors, acting collective as the Audit Committee (the "Audit Committee") reached a determination that the Company’s consolidated audited financial statements as of and for the fiscal year ended June 30, 2022 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) and the Company’s consolidated unaudited financial statements as of and for the quarter period ended September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q filed with the SEC, collectively the “Non-Reliance Periods”, should no longer be relied upon because of material misstatements contained in those consolidated financial statements. The Company’s management and the Audit Committee discussed the matters with Macias Gini & O'Connell LLP (“MGO”), the Company’s independent registered public accounting firm, and determined to restate its consolidated audited financial statements for the Non-Reliance Periods. During the preparation of its audited financial statements for the six-month transition period from July 1, 2022 to December 31, 2022, the Company identified an error in the assessment of a full valuation allowance against the consolidated net deferred tax asset and in addition, the Company identified an error in the use of future projections and weighted average cost of capital used in the annual goodwill impairment testing of the Company’s Bioprocessing Systems segment. Upon further analysis of the errors, the Company determined that it should have allocated a full valuation allowance to the consolidated net deferred tax asset and applied a goodwill impairment charge to the Bioprocessing Systems reporting unit in the fiscal year ended June 30, 2022, as restated in the Company’s Transition Report for the six-month transition period from July 1, 2022 to December 31, 2022, filed on Form 10-KT with the SEC.

The Company has restated certain information within this Quarterly Report on Form 10-Q, relevant to the unaudited interim financial information as of June 30, 2022.

Derivative Instruments

The Company may enter into derivative transactions to hedge its exposures to foreign exchange risk associated with Euro foreign currency denominated assets and liabilities and other Euro foreign currency transactions. On January 9, 2023, the Company entered into a 90 day foreign currency forward contract with a settled date on April 11, 2023, for a notional amount of $1,082,500. On April 4, 2023, the Company entered into a 90 day foreign currency forward contract for a notional amount of $1,097,300.  The foreign currency forward contracts are used to manage the foreign exchange risk associated with a portion of the Company’s Euro foreign currency denominated assets and liabilities and other Euro foreign currency transactions. The Company is required to record these derivatives in the balance sheet at fair value. In order for a derivative to qualify as a hedge, specific criteria must be met and appropriate documentation maintained. Gains and losses from derivatives that do not qualify as hedges, or are undesignated, must be recognized immediately in earnings. If the derivative does qualify as a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will be either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. Changes in the fair value of undesignated derivatives are recorded in the statement of operations.

 Recently Adopted Accounting Pronouncements

On January 1, 2023, the Company adopted Accounting Standards Update, or ASU, No. 2016-13, Financial Instruments - Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments, which replaces the “incurred loss” model for recognizing credit losses with a forward-looking “expected loss” model that generally will result in the earlier recognition of credit losses. The measurement of current expected credit losses, or “CECL”, is based upon historical experience, current conditions, and reasonable and supportable forecasts incorporating forward-looking information that affect the collectability of the reported amount. ASU No. 2016-13 is applicable to financial assets measured at amortized cost and off-balance sheet credit exposures.

Allowance for Credit Losses – Accounts Receivable

The allowance for credit losses required under ASC 326 is a valuation account that is deducted from the accounts receivables’ amortized cost basis on the Company’s condensed consolidated balance sheets. Our accounts receivables are generated from the sales revenue derived from the Company’s Benchtop Laboratory Equipment and Bioprocessing segments. The Company elected to estimate expected losses using an analytical model based on methods that utilize the accounts receivable aging schedule. This analytical model incorporates historical loss activity, geographic location, customer-specific information, collection terms and customer amounts. The Company evaluates the estimated allowance on an aggregate basis as each individual account receivable shares similar risk characteristics. Upon adoption of ASC 326 using the modified retrospective transition method and as of June 30, 2023, the Company determined that the allowance for credit losses, if any, is immaterial as of adoption date and the Company will continue to evaluate the accounts receivable portfolio on an on-going basis.

Allowance for Credit Losses – Available-for-Sale Debt Securities

The impairment model for available-for-sale (“AFS”) debt securities differs from the CECL methodology applied for held to maturity debt securities because AFS debt securities are measured at fair value rather than amortized cost. Although ASC 326 replaced the legacy other-than-temporary impairment (“OTTI”) model with a credit loss model, it retained the fundamental nature of the legacy OTTI model. For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell, the security before recovery of its amortized cost basis. If either criterion is met, the security’s amortized cost basis is written down to fair value. For AFS debt securities where neither of the criteria are met, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the credit rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security is compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited to the amount that the fair value is less than the amortized cost basis. Any remaining discount that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. Upon adoption of ASC 326, an entity may no longer consider the length of time fair value has been less than amortized cost. Changes in the allowance for credit losses are recorded as a provision (or release) for credit losses. Losses are charged against the allowance when management believes the collectability of an AFS security is considered below the amortized cost basis of the security. As of June 30, 2023, the Company determined that the unrealized loss positions in AFS securities were not the result of credit losses, and therefore, an allowance for credit losses was not recorded.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Estimates are used for, but not limited to, the allowance for doubtful accounts, slow-moving inventory reserves, depreciation and amortization, the fair values of intangibles and goodwill, provision or benefit for income taxes, and deferred taxes. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 “Revenue from Contracts with Customers”. The Company accounts for a customer contract when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable that the Company will collect substantially all of the consideration to which it is entitled. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, a performance obligation is satisfied

The Company has made the following accounting policy elections and elected to use certain practical expedients, as permitted by the Financial Accounting Standards Board (“FASB”), in applying ASC Topic 606: 1) All revenues are recorded net of returns, allowances, customer discounts, and incentives; 2) Although sales and other taxes are immaterial, the Company accounts for amounts collected from customers for sales and other taxes, if any, net of related amounts remitted to tax authorities; 3) the Company expenses costs to obtain a contract as they are incurred if the expected period of benefit, and therefore the amortization period, is one year or less; 4) the Company accounts for shipping and handling activities that occur after control transfers to the customer as a fulfillment cost rather than an additional promised service and these fulfillment costs fall within selling expenses; 5) the Company is always considered the principal and never an agent, because it has full control and responsibility until title is transferred to the customer; 6) the Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer.

Nature of Products and Services

The Company generates revenues from the following sources: (1) Benchtop Laboratory Equipment and (2) Bioprocessing Systems.

Benchtop laboratory equipment sales comprise primarily of standard benchtop laboratory equipment from its stock to laboratory equipment distributors, or to end users primarily via e- commerce. The sales cycle from time of receipt of order to shipment is very short varying from a day to a few weeks. Customers either pay by credit card (online sales) or Net 30-90, depending on the customer. Once the item is shipped under the FOB terms specified in the order, which is primarily “FOB Factory”, other than a standard warranty, there are no other obligations to the customer. Warranty usually comprises of one to two year parts and labor and is deemed immaterial.

Bioprocessing Systems sales comprise primarily of bioprocessing products, principally products incorporating smart sensors and state of the art software analytics. Products offered for sale include the Cell Growth Quantifier (“CGQ”) for Biomass monitoring in shake flasks, the Liquid Injection System (“LIS”) for automated feeding in shake flasks, and a line of coaster systems and flow-through cells for pH and DO monitoring. The Company, through SBI, sublicensed certain patents and technology it held relating to bioprocessing products exclusively under a license which expired in August 2021, with the University of Maryland, Baltimore County (“UMBC”), for which it received royalties for such patents and technology. The Company was obligated to pay 50% of all royalties received to the entity that licensed the intellectual property to UMBC.

Segment Reporting

The Company views its operations as two operating segments, that are also the two reporting segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), and the manufacture, design, and marketing of bioprocessing systems and products and related royalty income (“Bioprocessing Systems”).

The Company’s chief operating decision maker (“CODM”) regularly reviews revenue and operating income/loss for each segment in determination of allocating resources and assessing financial performance results. The Company eliminates inter-segment activity in the Company’s reporting segment results to be consistent with the information that is presented to the CODM. The Company also included a Non-operating Corporate segment in the Company’s reporting segment results.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with original maturities of 90 days or less to be cash equivalents. At times, cash balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2022, June 30, 2022, and 2021, $1,082,100, $1,984,300 and $8,922,800 respectively of cash balances were in excess of such limit.

Accounts Receivable

In order to record the Company’s accounts receivable at their net realizable value, the Company must assess their collectability. A considerable amount of judgment is required in order to make this assessment, including an analysis of historical bad debts and other adjustments, a review of the aging of the Company’s receivables, and the current creditworthiness of the Company’s customers. The Company has recorded allowances for receivables which it considered uncollectible, including amounts for the resolution of potential credit and other collection issues such as disputed invoices, customer satisfaction claims and pricing discrepancies. However, depending on how such potential issues are resolved, or if the financial condition of any of the Company’s customers was to deteriorate and its ability to make required payments became impaired, increases in these allowances may be required. The Company actively manages its accounts receivable to minimize credit risk. The Company does not obtain collateral for its accounts receivable.

The allowance for doubtful accounts as of December 31, 2021 and June 30, 2022 and 2021, respectively was $33,600, $15,600 and $15,600, respectively.

Investment Securities

The Company’s investment securities are classified as equity securities, mutual funds, and bonds, and are held as available-for-sale and recorded at fair value. Changes in fair value of equity securities and mutual funds are recorded as net unrealized gains or losses in other income (loss), net on the statement of operations and comprehensive loss. Changes in fair value of bonds are recorded as net unrealized gains or losses as a component of other comprehensive income.

The Company determines the cost of the investment sold based on an average cost basis at the individual security level and record the interest income and realized gains or losses on the sale of these investments in other income, net on the statement of operations and comprehensive loss.

Inventories

Current and noncurrent inventories recorded other than those of Aquila, are valued at the lower of cost (determined on a first-in, first-out basis) or net realizable value, and have been reduced by an allowance for excess and obsolete inventories. Inventories of Aquila are valued at the lower of cost (determined on a average cost method) or net realizable value, and have been reduced by an allowance for excess and obsolete inventories. The Company’s inventory allowance is based on management’s estimates and reviews of inventories on hand is based on management’s review of inventories on hand compared to estimated future usage and sales. Cost of work-in-process and finished goods inventories include material, labor and manufacturing overhead. As needed, the Company may purchase critical raw materials that are used in the core production process in quantities that exceed anticipated consumption within the normal operating cycle, which is 12 months. The Company classifies such raw materials that the Company does not expect to consume within the normal operating cycle as noncurrent.

Property and Equipment

Property and equipment are stated at cost. Depreciation of property and equipment is provided for primarily by the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized by the straight-line method over the remaining term of the related lease or the estimated useful lives of the assets, whichever is shorter.

Goodwill and Finite Lived Intangible Assets and Long-Lived Assets, Net

Goodwill represents the excess of purchase price over the fair value of identifiable net assets acquired in a business combination. Goodwill and long-lived intangible assets are tested for impairment at least annually in accordance with the provisions of Accounting Standards Codification (“ASC”)  No. 350, “Intangibles- Goodwill and Other” (“ASC No. 350”). ASC No. 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

As of December 31, 2022, the Company had two reporting units, the Benchtop Laboratory Equipment Operations and the Bioprocessing Systems. Goodwill is tested for impairment by reporting unit on an annual basis as of December 31, the last day of its fiscal year, and in the interim if events and circumstances indicate that goodwill may be impaired. Prior to the change in the Company’s fiscal year from the last day of June to a calendar fiscal year end, goodwill was tested for impairment on an annual basis as of June 30, the last day of its then fiscal year, and in the interim if events and circumstances indicated that goodwill may be impaired. The voluntary change is preferable under the circumstances as a better alignment with the Company’s strategic planning and forecasting process given the Company’s change in fiscal year end. The events and circumstances that are considered in the Company’s goodwill impairment testing include business climate and market conditions, legal factors, operating performance indicators and competition. Impairment of goodwill is first assessed using a qualitative approach.  If the qualitative assessment suggests that impairment is more likely than not, a quantitative analysis is performed.  The quantitative analysis involves a comparison of the fair value of the reporting unit with its carrying amount.  The fair value is determined using the income approach, which utilizes the present value of expected future cash flows for each reporting unit based on estimate future cash flows, the timing of these cash flows, and a discount rate based on a weighted average cost of capital. The assumptions used to estimate future cash flows and the development of forecasts  used in the fair value determination were based on assumptions made using the best information available at the time, subject to inherent risk and judgement. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. To the extent additional information arises, market conditions change, or our strategies change, it is possible that the conclusion regarding whether our remaining goodwill is impaired could change and result in future goodwill impairment charges that will have a material effect on our consolidated financial position or results of operations.

During the six months ended December 31, 2022, the Company performed the annual goodwill impairment analysis. The Company elected to perform the qualitative analysis for the Benchtop Laboratory Equipment Operation reporting unit. These qualitative analyses evaluated factors, including, but not limited to, economic, market and industry conditions, cost factors and the overall financial performance of the reporting unit. In completing these assessments, the Company noted no changes in events or circumstances that indicated that it was more likely than not that the fair value of the reporting unit was less than its carrying amount.

As referenced to “Restatement of Prior Period” in Note 1 above, during the preparation of its audited financial statements for the six-month transition period July 1, 2022 to December 31, 2022, the Company identified an error in the use of future projections and weighted average cost of capital used in the annual goodwill impairment testing of the Company’s Bioprocessing Systems segment. As a result of the annual goodwill impairment analysis, the Company determined the carrying value of the Bioprocessing Systems reporting unit exceeded its fair value and therefore the associated goodwill was impaired. Upon further analysis of the error, the Company determined that a goodwill impairment charge to the Bioprocessing Systems segment should have been applied in the fiscal year ended June 30, 2022. As a result of restating the fiscal year ended June 30, 2022 consolidated financial statements, the Company recorded a goodwill impairment charge of $4,280,100 to the goodwill of the Bioprocessing Systems reporting unit as the excess of carrying value over fair value was higher than the recorded amount of goodwill for the reporting unit. As of December 31, 2022 there was no remaining goodwill to the Bioprocessing System reporting unit.

Intangible assets consist primarily of acquired technology, customer relationships, non-compete agreements, patents, licenses, websites, intellectual property in-process research and development (“IPR&D”), trademarks and trade names. All intangible assets are amortized on a straight-line basis over the estimated useful lives of the respective assets, generally 3 to 10 years. The Company continually evaluates the remaining estimated useful lives of intangible assets that are being amortized to determine whether events or circumstances warrant a revision to the remaining period of amortization. The Company reviews the recoverability of our finite-lived intangible assets and long-lived assets, when events or conditions occur that indicate a possible impairment exists. Determining whether impairment has occurred typically requires various estimates and assumptions, including determining which cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount and the asset’s residual value, if any. The assessment for recoverability is based primarily on our ability to recover the carrying value of its long-lived and finite-lived intangible assets from expected future undiscounted net cash flows. If the total of expected future undiscounted net cash flows is less than the total carrying value of the assets the asset is deemed not to be recoverable and possibly impaired. We then estimate the fair value of the asset to determine whether an impairment loss should be recognized. An impairment loss will be recognized if the asset’s fair value is determined to be less than its carrying value. Fair value is determined by computing the expected future discounted cash flows.

During the six months ended December 31, 2022, the Company determined a technology intangible asset in the Bioprocessing segment was impaired and wrote it down by $51,500, net of accumulated amortization, to its estimated fair value of $0. There was no impairment of intangible assets for the six months ended December 31, 2021 (unaudited) or for the years ending June 30, 2022 and 2021, respectively.

Impairment of Long-Lived Assets

The Company follows the provisions of ASC No. 360-10, “Property, Plant and Equipment - Impairment or Disposal of Long-Lived Assets (“ASC No. 360-10”). ASC No. 360-10 which requires evaluation of the need for an impairment charge relating to long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation for impairment is required, the estimated future undiscounted cash flows associated with the asset would be compared to the asset’s carrying amount to determine if a write down to a new depreciable basis is required. If required, an impairment charge is recorded based on an estimate of future discounted cash flows. The Company concluded as of December 31, 2022, June 30, 2022 and 2021, there was no impairment of long-lived assets.

Leases

The Company accounts for its leases under ASC 842, Leases. The Company determines whether an agreement contains a lease at inception based on the Company’s right to obtain substantially all of the economic benefits from the use of the identified asset and its right to direct the use of the identified asset. Lease liabilities represent the present value of future lease payments and the Right-Of-Use (“ROU”) assets represent the Company’s right to use the underlying assets for the respective lease terms. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. The ROU asset is further adjusted to account for previously recorded lease expenses such as deferred rent and other lease liabilities. As the Company’s leases do not provide an implicit rate, the Company used its incremental borrowing rate of 5.0% as the discount rate to calculate the present value of future lease payments, which was the interest rate that its bank would charge for a similar loan.

The Company elected not to recognize a ROU asset and a lease liability for leases with an initial term of twelve months or less. In addition to minimum lease payments, certain leases require payment of a proportionate share of real estate taxes and certain building operating expenses or payments based on an excess of a specified base. These variable lease costs are not included in the measurement of the ROU asset or lease liability due to unpredictability of the payment amount and are recorded as lease expenses in the period incurred. The Company’s lease agreements do not contain residual value guarantees.

The Company elected available practical expedients for existing or expired contracts of lessees wherein the Company is not required to reassess whether such contracts contain leases, the lease classification or the initial direct costs.

Advertising

Advertising costs are expensed as incurred. Advertising expense amounted to $433,500 and $222,800 for the six months ended December 31, 2022 and 2021 (unaudited), respectively and $628,700 and $399,700 for the years ended June 30, 2022 and 2021, respectively.

Research and Development

Research and development costs consisting of expenses for activities that are useful in developing and testing new products, as well as expenses that may significantly improve existing products, are expensed as incurred.

Stock Compensation Plan

Stock-based compensation is accounted for in accordance with ASC No. 718 “Compensation-Stock Compensation” (“ASC No. 718”) which requires compensation costs related to stock-based payment transactions to be recognized. With limited exceptions, the amount of compensation cost is measured based on the grant-date fair value of the equity or liability instruments issued. In addition, liability awards are measured at each reporting period. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The Company estimates the fair value of each stock-based grant using the Black-Scholes option pricing model. This model derives the fair value of stock options based on certain assumptions related to expected stock price volatility, expected option life, risk-free interest rate and dividend yield. The expected volatility is based on the historical volatility of the Company's stock price over the most recent period commensurate with the expected term of the stock option award. The estimate expected term is based on management’s analysis of historical exercise activity. The risk-free interest rate is based on published U.S. Treasury rates for a term commensurate with the expected term. The dividend yield is estimated as zero as the Company has not paid dividends in the past and does not have any plans to pay any dividends in the foreseeable future. The Company has elected to account for forfeitures only when they occur.

Foreign currency translation and transactions

The Company has determined that the functional currency and reporting currency for its Aquila operations in Germany is the Euro and the U.S. Dollar, respectively. All assets and liabilities of Aquila are translated at the current exchange rate as of the end of the reporting period, and revenue and expenses are translated at average exchange rates in effect during the period with the resulting gain or loss reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive income (loss). Gains and losses arising from currency exchange rate fluctuations on transactions denominated in a currency other than the local functional currency are included in other income.

Income taxes

The Company and its subsidiaries file a consolidated U.S. federal income tax return, and a tax return in Germany for Aquila. Income taxes are accounted for under the asset and liability method. The Company provides for federal, and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributed to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

In accordance with ASC 740 “Accounting for Income Taxes” (“ASC 740”), the Company evaluated the deferred tax assets to determine if valuation allowances are required or should be adjusted. ASC 740 requires that companies assess whether valuation allowances should be established against their deferred tax assets based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard of whether the deferred tax assets will be realized. As referenced in Note 1 above, as a result of the restated consolidated financial statements as of and for the year ended June 30, 2022, the Company recorded a full valuation allowance of $5,116,000 against the consolidated net deferred tax assets as the Company determined the net deferred tax assets which includes net operating loss carry-forwards and other tax credits, are more likely not to be realized. During the six months ended December 31, 2022, the Company recorded a full valuation allowance of $1,302,600 to the period change in the net deferred tax assets as the Company determined the net deferred tax assets which includes net operating loss carry-forwards and other tax credits, are more likely not to be realized and therefore the Company recorded a full valuation allowance. In the event that in the future the Company changes the determination as to the amount of deferred tax assets that can be realized, the Company will adjust the valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.

ASC No. 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC No. 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As of December 31, 2022 and June 30, 2022 and 2021, the Company did not have any unrecognized tax benefits related to various federal and state income tax matters.

The Company recognizes interest and penalties on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits. The Company is subject to U.S. federal income tax, as well as various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the fiscal years ended June 30, 2018 and after. The Company is currently open to audit under the statute of limitations by German tax authorities for the years ended December 31, 2018. The Company does not anticipate any material amount of unrecognized tax benefits within the next 12 months.

Earnings (Loss) Per Common Share

Basic earnings or loss per common share is computed by dividing net income (loss) by the weighted-average number of shares outstanding. Diluted earnings or loss per common share includes the dilutive effect of stock options and warrants, if any. The Company was in a net loss position during the six months ended December 31, 2022 and 2021(unaudited), respectively, and the years ended June 30, 2022 and 2021, respectively, therefore the basic loss per share is the same as dilutive loss per share as the inclusion of the weighted-average number of all potential dilutive common shares which consists of stock options and warrants are anti-dilutive.

Reclassification

Certain balances from fiscal year ended June 30, 2022 have been reclassified to conform to the current year presentation.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Credit Losses-Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. ASU 2016-13 is effective for the Company beginning January 1, 2023, and early adoption is permitted. While we will continue to evaluate the potential impacts of the new guidance, the Company does not believe the potential impact of the new guidance and related codification improvements will be material to its consolidated financial position or results of operations.